Share-Based Compensation - Summary of Range of Exercise Prices and Weighted Average Remaining Contractual Life of the Options Outstanding (Detail) - Sharesave Schemes [member] - £ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option outstanding, Weighted average exercise price	£ 3.03	£ 3.12	£ 3.12
2 to 3 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding , Weighted average remaining contractual life years	3 years	2 years
Option outstanding, Weighted average exercise price	£ 2.80	£ 2.75
3 to 4 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding , Weighted average remaining contractual life years	2 years	3 years
Option outstanding, Weighted average exercise price	£ 3.38	£ 3.36
4 to 5 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding , Weighted average remaining contractual life years	2 years	3 years
Option outstanding, Weighted average exercise price	£ 4.13	£ 4.11